Initial Public Offering (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Conversion description			Each Unit consists of one Class A ordinary share and one redeemable warrant
Proceeds from Issuance of Warrants		$ 5,750,000
Cash		$ 754,893	$ 72,800
IPO [Member]
Class of Warrant or Right [Line Items]
Units Issued During Period, Shares, New Issues	11,500,000
Shares Issued, Price Per Share	$ 10.00		$ 10.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	950,000
Public Warrants
Class of Warrant or Right [Line Items]
Units Issued During Period, Shares, New Issues	11,500,000
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance of Warrants	$ 9,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			11.50
Threshold Issue Price Of Capital Raising Purposes In Connection With Closing Of Business Combination			$ 9.20
Percentage Of Gross Proceeds On Total Equity Proceeds			60.00%
Threshold Trading Days For Calculating Market Value			20 days
Common Stock Equals Or Exceeds Per Shares			$ 18.00
Warrants And Rights Outstanding Exercisable Term After Closing Of Initial Public Offering			12 months
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights			$ 0.01
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $9.20
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right Adjustment Of Exercise Price Of Warrants Or Rights Percent Based On Market Value And Newly Issued Price			115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Adjustment of Redemption Price of Warrants or Rights, Percent, Based On Market Value And Newly Issued Price 1			180.00%
Public Warrants | IPO [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share	$ 10.00
Cash	$ 115,000,000